CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 8,375	$ 1,195	¥ 23,708
Accounts receivable, net	4,032	575	839
Due from related parties, net of bad debt allowance (note 3)	¥ 8,636	$ 1,232	¥ 20,382
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Advances to suppliers (note 4)	¥ 65,076	$ 9,287	¥ 71,617
Inventories (note 5)	12,874	1,837	13,039
Other current assets (note 6)	755	108	12,197
Total current assets	99,748	14,234	141,782
Land use rights, net (note 7)	3,192	456	3,258
Plant and equipment, net (note 8)	28,301	4,039	21,102
Long-term investment (note 9)			66,648
Acquired intangible assets, net (note 10)	0	0	0
Operating lease right-of-use assets, net	321	46	821
Other assets (note 13)	0	0	4,895
Total non-current assets	31,814	4,541	96,724
Total assets (including amounts of the consolidated VIEs without recourse to the Company of RMB220,777 and RMB 237,034 as of September 30, 2023 and 2024 respectively)	131,562	18,775	238,506
Current liabilities:
Borrowings (note 12)	4,950	706
Accounts payable	8,469	1,209	4,936
Due to growers			404
Due to related parties (note 3)	¥ 27,029	$ 3,857	¥ 174,484
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Contract liabilities	¥ 78,694	$ 11,230	¥ 114,806
Income tax payable	807	115	773
Lease Liability - current	63	9	113
Other payables and accrued expenses (note 13)	64,271	9,173	17,945
Total current liabilities	184,283	26,299	313,461
Lease Liability - noncurrent	65	9	128
Other long-term liability	5,813	830	6,177
Total non - current liabilities	5,878	839	6,305
Total liabilities (including amounts of the consolidated VIEs without recourse to the Company of RMB91,261 and RMB89,888 as of September 30, 2023 and 2024, respectively)	190,161	27,138	319,766
Commitments and contingencies (note 22)
Shareholders' deficit:
Preferred stock(no par value; 1,000,000 shares authorized, none issued)
Common stock (no par value; 60,000,000 shares authorized, 6,341,630 and 6,581,630 shares issued as of September 30, 2024 and 2023; 6,321,107 and 6,561,107 shares outstanding as of September 30, 2024 and 2023 respectively)	0	0	0
Additional paid-in capital	578,512	82,557	573,289
Accumulated deficit	(580,854)	(82,892)	(601,566)
Treasury stock at cost 20,523 and 20,523 shares as of September 30, 2024 and 2023, respectively)* (note 15)	(6,133)	(875)	(6,133)
Accumulated other comprehensive loss	(22,816)	(3,256)	(22,988)
Total Origin Agritech Limited shareholders' deficit	(31,291)	(4,466)	(57,398)
Non-controlling interests	(27,308)	(3,897)	(23,862)
Total shareholders' deficit	(58,599)	(8,363)	(81,260)
Total liabilities and shareholders' deficit	¥ 131,562	$ 18,775	¥ 238,506